Columbia High Yield Bond Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Convertible Bonds 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.8%
NextEra Energy Partners LP(a)
06/15/2026	2.500%	12,114,936	11,441,214
Total Convertible Bonds (Cost $11,241,945)			11,441,214

Corporate Bonds & Notes 92.9%

Aerospace & Defense 1.7%
Bombardier, Inc.(a)
04/15/2027	7.875%	933,000	936,721
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	2,069,000	2,220,790
11/15/2030	9.750%	1,644,000	1,819,920
TransDigm, Inc.(a)
08/15/2028	6.750%	3,208,000	3,264,294
03/01/2029	6.375%	6,809,000	6,901,620
03/01/2032	6.625%	5,879,000	5,993,613
01/15/2033	6.000%	2,379,000	2,356,130
Total			23,493,088
Airlines 0.8%
American Airlines, Inc.(a)
05/15/2029	8.500%	650,000	684,812
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	8,488,691	8,436,698
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,360,141	1,368,998
Total			10,490,508
Automotive 1.2%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	744,000	744,439
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	765,000	699,455
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	780,000	798,520
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	2,700,000	2,569,708
IHO Verwaltungs GmbH(a),(b)
11/15/2030	7.750%	1,598,000	1,608,016
11/15/2032	8.000%	3,561,000	3,598,819
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,718,000	1,717,990
04/23/2032	6.875%	5,567,000	5,380,640
Total			17,117,587
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
Ally Financial, Inc.(c)
Subordinated
01/17/2040	6.646%	668,000	662,383
Brokerage/Asset Managers/Exchanges 2.0%
AG Issuer LLC(a)
03/01/2028	6.250%	1,587,000	1,575,784
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,151,000	5,323,116
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,781,000	4,136,981
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	4,435,000	4,438,326
Focus Financial Partners LLC(a)
09/15/2031	6.750%	2,915,000	2,939,357
Hightower Holding LLC(a)
04/15/2029	6.750%	4,726,000	4,592,538
01/31/2030	9.125%	4,164,000	4,378,918
Total			27,385,020
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	2,888,000	2,756,832
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	2,198,000	2,175,537
08/01/2030	6.500%	1,564,000	1,608,623
Interface, Inc.(a)
12/01/2028	5.500%	551,000	540,927
Masterbrand, Inc.(a)
07/15/2032	7.000%	739,000	752,294
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	4,964,000	5,031,538
03/01/2033	6.750%	1,831,000	1,858,262
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	918,000	929,840
White Cap Buyer LLC(a)
10/15/2028	6.875%	4,896,000	4,890,542
Total			20,544,395
Cable and Satellite 6.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	685,000	675,805
06/01/2029	5.375%	6,200,000	6,029,878
03/01/2030	4.750%	11,138,000	10,381,858
08/15/2030	4.500%	6,681,000	6,107,664

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/2031	7.375%	665,000	683,443
02/01/2032	4.750%	4,106,000	3,689,430
01/15/2034	4.250%	850,000	711,522
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	4,095,000	3,606,459
CSC Holdings LLC(a)
01/15/2030	5.750%	2,571,000	1,479,046
12/01/2030	4.625%	4,665,000	2,495,202
02/15/2031	3.375%	11,461,000	8,171,587
DISH DBS Corp.
07/01/2026	7.750%	1,815,000	1,617,678
DISH DBS Corp.(a)
12/01/2028	5.750%	1,900,000	1,683,509
DISH Network Corp.(a)
11/15/2027	11.750%	5,125,000	5,409,411
EchoStar Corp.
11/30/2029	10.750%	5,185,670	5,552,774
EchoStar Corp.(b)
11/30/2030	6.750%	3,387,558	3,177,584
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,229,390
07/15/2028	4.000%	615,000	577,459
07/01/2030	4.125%	5,217,000	4,689,255
Virgin Media Finance PLC(a)
07/15/2030	5.000%	5,414,000	4,699,750
VZ Secured Financing BV(a)
01/15/2032	5.000%	11,836,000	10,442,684
Ziggo BV(a)
01/15/2030	4.875%	776,000	714,810
Total			85,826,198
Chemicals 5.0%
Ashland LLC(a)
09/01/2031	3.375%	5,738,000	4,992,727
Avient Corp.(a)
11/01/2031	6.250%	517,000	518,165
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	2,109,000	2,198,595
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,165,107
Celanese US Holdings LLC
07/15/2032	6.629%	953,000	992,731
11/15/2033	6.950%	2,117,000	2,260,532
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,819,818
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,626,643
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	847,000	807,310
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,750,000	3,429,488
INEOS Finance PLC(a)
04/15/2029	7.500%	1,315,000	1,353,749
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	5,878,000	6,211,927
Ingevity Corp.(a)
11/01/2028	3.875%	2,242,000	2,109,137
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	4,569,150	4,831,876
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	2,529,000	2,383,348
11/15/2028	9.750%	5,221,000	5,502,372
10/01/2029	6.250%	2,842,000	2,703,565
06/15/2031	7.250%	4,341,000	4,419,075
SPCM SA(a)
03/15/2027	3.125%	1,661,000	1,584,673
WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,725,000	3,632,528
08/15/2029	5.625%	6,056,000	5,541,257
03/01/2031	7.375%	2,676,000	2,722,615
Total			68,807,238
Construction Machinery 0.7%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,400,000	1,401,413
Herc Holdings, Inc.(a)
07/15/2027	5.500%	2,032,000	2,021,574
06/15/2029	6.625%	2,343,000	2,377,382
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	712,743
03/15/2031	7.750%	2,550,000	2,684,250
Total			9,197,362
Consumer Cyclical Services 0.9%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,193,000	2,057,311
12/01/2028	6.125%	5,100,000	4,653,628
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,014,026
06/01/2028	4.625%	3,232,000	3,120,688
02/15/2029	5.625%	1,076,000	1,059,134
Total			11,904,787
Consumer Products 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	4,864,000	4,797,252
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.
09/15/2027	6.375%	1,112,000	1,124,663
05/15/2030	6.375%	1,016,000	1,013,162
05/15/2032	6.625%	2,326,000	2,313,923
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,409,171
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	840,000	750,893
Total			11,409,064
Diversified Manufacturing 2.7%
Amsted Industries, Inc.(a),(d)
03/15/2033	6.375%	671,000	672,575
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,903,330
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,556,000	4,613,643
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,974,000	2,016,584
Esab Corp.(a)
04/15/2029	6.250%	1,426,000	1,450,271
Gates Corp. (The)(a)
07/01/2029	6.875%	1,548,000	1,586,036
Madison IAQ LLC(a)
06/30/2029	5.875%	4,266,000	4,111,823
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,882,151
07/15/2032	6.500%	3,195,000	3,223,460
Vertical Holdco GmbH(a)
07/15/2028	7.625%	2,738,000	2,755,585
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,111,555
Wesco Distribution, Inc.(a),(d)
03/15/2033	6.375%	1,404,000	1,416,564
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	4,147,000	4,217,697
03/15/2029	6.375%	1,333,000	1,357,492
03/15/2032	6.625%	3,324,000	3,395,773
Total			36,714,539
Electric 4.6%
Alpha Generation LLC(a)
10/15/2032	6.750%	1,751,000	1,774,717
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,770,000	2,745,561
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	3,719,000	3,612,347
02/15/2031	3.750%	5,371,000	4,784,585
01/15/2032	3.750%	4,039,000	3,505,761
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,473,000	1,341,095
Long Ridge Energy LLC(a)
02/15/2032	8.750%	1,872,000	1,879,686
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	745,000	715,455
09/15/2027	4.500%	3,457,000	3,302,463
01/15/2029	7.250%	2,078,000	2,065,036
NRG Energy, Inc.(a)
06/15/2029	5.250%	6,921,000	6,782,775
07/15/2029	5.750%	294,000	290,670
02/15/2031	3.625%	958,000	855,216
02/01/2033	6.000%	1,546,000	1,529,382
11/01/2034	6.250%	1,180,000	1,183,820
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,467,000	1,388,204
PG&E Corp.
07/01/2028	5.000%	1,245,000	1,212,685
PG&E Corp.(c)
03/15/2055	7.375%	1,605,000	1,587,101
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	6,513,000	6,319,367
01/15/2030	4.750%	2,189,000	2,059,817
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,146,383
02/15/2027	5.625%	4,078,000	4,075,881
07/31/2027	5.000%	1,538,000	1,520,607
10/15/2031	7.750%	5,445,000	5,753,861
04/15/2032	6.875%	1,715,000	1,771,132
Total			63,203,607
Environmental 0.7%
GFL Environmental, Inc.(a)
08/01/2025	3.750%	2,894,000	2,881,133
12/15/2026	5.125%	1,282,000	1,281,016
01/15/2031	6.750%	1,897,000	1,966,884
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	3,352,000	3,397,059
Total			9,526,092
Finance Companies 3.8%
GGAM Finance Ltd.(a)
06/15/2028	8.000%	1,941,000	2,051,678
04/15/2029	6.875%	507,000	519,164
03/15/2030	5.875%	3,794,000	3,762,063

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
06/25/2025	6.750%	4,810,000	4,829,036
03/15/2029	5.500%	2,880,000	2,771,154
03/15/2031	11.500%	2,386,000	2,707,516
08/01/2033	5.625%	3,666,000	3,272,870
OneMain Finance Corp.
05/15/2029	6.625%	4,714,000	4,805,186
03/15/2030	7.875%	2,525,000	2,654,223
09/15/2030	4.000%	2,692,000	2,424,748
11/15/2031	7.125%	991,000	1,019,382
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	5,300,000	5,510,064
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	2,598,000	2,327,872
10/15/2033	4.000%	10,010,000	8,664,920
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	1,337,000	1,323,681
04/15/2029	5.500%	862,000	835,770
UWM Holdings LLC(a)
02/01/2030	6.625%	2,224,000	2,242,985
Total			51,722,312
Food and Beverage 2.0%
Chobani Holdco II LLC(a),(b)
10/01/2029	8.750%	2,052,000	2,253,227
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	2,566,000	2,572,258
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,397,000	1,405,291
Post Holdings, Inc.(a)
02/15/2032	6.250%	5,912,000	5,962,798
10/15/2034	6.250%	1,575,000	1,567,670
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,480,000	3,469,497
04/30/2029	4.375%	2,749,000	2,630,944
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	5,922,000	5,533,537
US Foods, Inc.(a)
01/15/2032	7.250%	1,499,000	1,566,430
Total			26,961,652
Gaming 3.6%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,863,691
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	5,158,000	5,314,190
02/15/2032	6.500%	5,034,000	5,106,012
10/15/2032	6.000%	2,374,000	2,313,242
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(a)
05/01/2031	6.750%	4,199,000	4,282,572
International Game Technology PLC(a)
04/15/2026	4.125%	1,892,000	1,874,881
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	1,057,000	1,102,869
MGM Resorts International
09/15/2029	6.125%	1,920,000	1,931,463
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	5,237,000	5,002,780
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	3,760,000	3,422,589
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	4,297,000	4,292,581
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	7,713,000	7,586,396
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,221,096
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	2,630,000	2,622,165
Total			48,936,527
Health Care 6.1%
180 Medical, Inc.(a)
10/15/2029	3.875%	1,050,000	977,408
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	579,381
04/15/2029	5.000%	5,929,000	5,532,513
Avantor Funding, Inc.(a)
11/01/2029	3.875%	4,425,000	4,100,676
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,570,000	2,690,341
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,032,144
03/15/2029	3.750%	1,397,000	1,304,992
03/15/2031	4.000%	1,596,000	1,445,352
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,760,000	1,698,038
04/15/2029	6.875%	3,434,000	2,395,177
05/15/2030	5.250%	7,800,000	6,606,309
02/15/2031	4.750%	922,000	748,212
01/15/2032	10.875%	2,255,000	2,308,652
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	2,137,000	2,217,837
DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,474,932
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,297,176
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Health, Inc.(a)
10/15/2030	11.000%	123,000	135,345
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,645,000	2,686,080
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,540,000	4,253,338
10/01/2029	5.250%	9,467,000	9,179,394
Select Medical Corp.(a)
12/01/2032	6.250%	3,322,000	3,308,895
Star Parent, Inc.(a)
10/01/2030	9.000%	7,240,000	7,581,664
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	3,032,000	3,033,322
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,070,122
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	907,383
Tenet Healthcare Corp.
02/01/2027	6.250%	2,063,000	2,061,930
11/01/2027	5.125%	5,256,000	5,194,357
10/01/2028	6.125%	2,080,000	2,079,154
06/15/2030	6.125%	2,352,000	2,357,376
05/15/2031	6.750%	1,992,000	2,032,446
Total			84,289,946
Home Construction 0.1%
Shea Homes LP/Funding Corp.
04/01/2029	4.750%	513,000	486,281
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	1,453,000	1,411,234
Total			1,897,515
Independent Energy 4.5%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,786,654
03/15/2032	7.375%	2,674,000	2,614,317
Civitas Resources, Inc.(a)
11/01/2030	8.625%	1,501,000	1,578,061
07/01/2031	8.750%	3,570,000	3,727,047
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,572,559
03/01/2032	7.250%	1,931,000	1,981,746
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	9,065,000	9,029,061
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,440,000	1,416,741
01/15/2030	5.875%	579,000	551,446
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	2,033,000	2,064,102
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	6,572,000	6,574,977
11/01/2033	8.375%	1,758,000	1,838,302
02/15/2035	7.250%	4,771,000	4,691,663
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,659,315
04/15/2032	6.500%	3,687,000	3,687,553
04/15/2033	6.250%	1,694,000	1,671,203
Permian Resources Operating LLC(a)
01/15/2032	7.000%	4,743,000	4,873,578
02/01/2033	6.250%	1,718,000	1,726,727
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,335,002
SM Energy Co.(a)
08/01/2029	6.750%	1,697,000	1,699,061
08/01/2032	7.000%	3,127,000	3,131,540
Total			61,210,655
Leisure 3.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	2,355,000	2,251,352
Carnival Corp.(a)
08/01/2028	4.000%	4,345,000	4,178,255
08/15/2029	7.000%	2,506,000	2,633,628
03/15/2030	5.750%	3,179,000	3,189,111
02/15/2033	6.125%	3,080,000	3,101,616
Cinemark USA, Inc.(a)
07/15/2028	5.250%	2,136,000	2,091,201
08/01/2032	7.000%	990,000	1,012,336
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	1,629,000	1,591,108
NCL Corp., Ltd.(a)
02/01/2032	6.750%	2,551,000	2,608,385
Royal Caribbean Cruises Ltd.(a)
09/30/2031	5.625%	2,601,000	2,586,340
03/15/2032	6.250%	1,162,000	1,185,561
02/01/2033	6.000%	3,421,000	3,459,285
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	2,633,000	2,715,036
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	3,602,000	3,690,212
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,970,000	2,012,236
Viking Cruises Ltd.(a)
02/15/2029	7.000%	2,035,000	2,056,226
07/15/2031	9.125%	4,373,000	4,746,781
Total			45,108,669

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.5%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	1,428,000	1,430,461
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,829,000	1,667,200
01/15/2032	6.625%	3,618,000	3,659,201
Total			6,756,862
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,744,068
09/15/2028	9.000%	1,290,000	1,359,571
06/01/2029	7.500%	1,861,000	1,649,971
04/01/2030	7.875%	3,064,000	3,126,258
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	3,636,000	3,554,292
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	787,348	667,921
05/01/2030	10.875%	796,000	473,543
08/15/2030	7.750%	848,490	648,415
Mav Acquisition Corp.(a)
08/01/2029	8.000%	955,000	960,569
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	832,000	851,812
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	4,828,000	4,516,570
02/15/2031	7.375%	5,982,000	6,286,499
Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,643,217
Snap, Inc.(a)
03/01/2033	6.875%	3,145,000	3,183,960
Univision Communications, Inc.(a)
08/15/2028	8.000%	3,334,000	3,390,914
06/30/2030	7.375%	1,626,000	1,589,449
Total			40,647,029
Metals and Mining 2.7%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,322,000	1,376,214
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,092,613
10/01/2031	5.125%	4,832,000	4,583,765
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	1,109,000	1,114,926
Constellium SE(a)
04/15/2029	3.750%	5,177,000	4,766,120
08/15/2032	6.375%	3,122,000	3,126,887
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	5,530,000	5,464,570
04/01/2029	6.125%	3,438,000	3,434,269
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,326,000	4,846,147
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,717,905
01/30/2030	4.750%	2,560,000	2,411,294
08/15/2031	3.875%	1,421,000	1,248,861
Novelis, Inc.(a)
01/30/2030	6.875%	1,070,000	1,093,793
Total			37,277,364
Midstream 5.2%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	2,160,000	2,212,720
CNX Midstream Partners LP(a)
04/15/2030	4.750%	7,043,000	6,556,243
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	6,304,000	6,611,178
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,517,000	1,409,575
EQM Midstream Partners LP(a)
07/01/2027	6.500%	2,315,000	2,375,120
Hess Midstream Operations LP(a)
03/01/2028	5.875%	983,000	990,506
10/15/2030	5.500%	802,000	793,026
NuStar Logistics LP
10/01/2025	5.750%	2,328,000	2,327,485
06/01/2026	6.000%	2,535,000	2,547,983
04/28/2027	5.625%	6,524,000	6,538,332
Sunoco LP(a)
05/01/2029	7.000%	2,606,000	2,702,531
05/01/2032	7.250%	3,380,000	3,525,997
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	4,787,000	4,857,843
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	6,063,000	5,527,195
11/01/2033	3.875%	9,277,000	8,058,656
Venture Global LNG, Inc.(a),(c),(e)
	9.000%	3,944,000	4,010,443
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,669,307
01/15/2030	7.000%	1,953,000	1,980,184
06/01/2031	8.375%	1,939,000	2,021,289
02/01/2032	9.875%	3,683,000	4,028,959
Total			70,744,572
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 2.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,692,000	1,712,768
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	1,321,000	1,361,927
Nabors Industries Ltd.(a)
01/15/2028	7.500%	2,318,000	2,202,958
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,017,000	2,021,383
01/31/2030	9.125%	2,460,000	2,502,787
08/15/2031	8.875%	3,776,000	3,397,411
Noble Finance II LLC(a)
04/15/2030	8.000%	1,879,000	1,899,601
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	2,059,554	2,101,589
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	7,027,286	7,184,748
Transocean, Inc.(a)
05/15/2031	8.500%	2,670,000	2,641,563
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	1,304,000	1,340,101
Total			28,366,836
Other Industry 0.3%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	2,944,000	2,861,489
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	1,276,000	1,300,771
Total			4,162,260
Other REIT 1.7%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,546,437
02/01/2027	4.250%	2,844,000	2,767,910
06/15/2029	4.750%	1,610,000	1,552,351
07/15/2031	7.000%	2,332,000	2,425,820
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	3,522,000	3,492,721
05/15/2029	4.875%	2,929,000	2,799,804
02/01/2030	7.000%	1,209,000	1,233,886
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	840,166
04/01/2032	6.500%	2,080,000	2,106,646
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,866,356
Service Properties Trust(a)
11/15/2031	8.625%	1,508,000	1,616,325
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XHR LP(a)
05/15/2030	6.625%	866,000	877,462
Total			23,125,884
Packaging 1.5%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	8,774,000	7,662,521
Canpack SA/US LLC(a)
11/15/2029	3.875%	4,661,000	4,217,263
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	1,371,000	1,385,018
04/15/2030	8.750%	3,455,000	3,508,223
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,440,000	3,414,239
Total			20,187,264
Paper 0.2%
Glatfelter Corp.(a)
11/15/2031	7.250%	2,194,000	2,204,394
Pharmaceuticals 1.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	240,000	240,438
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	535,000	518,479
08/15/2027	5.750%	835,000	794,157
06/01/2028	4.875%	4,466,000	3,868,047
09/30/2028	11.000%	428,000	433,197
02/15/2029	6.250%	834,000	600,590
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	7,357,000	6,958,642
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,909,086
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,933,000	1,839,021
04/30/2031	5.125%	2,957,000	2,695,243
Total			19,856,900
Property & Casualty 4.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	12,179,000	12,158,597
04/15/2028	6.750%	4,126,000	4,166,685
10/01/2031	6.500%	1,559,000	1,562,014
10/01/2032	7.375%	2,742,000	2,801,357
AmWINS Group, Inc.(a)
02/15/2029	6.375%	2,661,000	2,692,278
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	650,000	669,641
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	2,697,000	2,801,829

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,482,000	3,521,954
02/15/2032	7.500%	737,000	796,280
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	7,185,000	7,022,590
HUB International Ltd.(a)
01/31/2032	7.375%	1,305,000	1,339,091
HUB International, Ltd.(a)
06/15/2030	7.250%	7,976,000	8,230,863
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	4,512,000	4,642,692
Radian Group, Inc.
03/15/2027	4.875%	1,061,000	1,057,745
05/15/2029	6.200%	947,000	978,352
Ryan Specialty LLC(a)
08/01/2032	5.875%	3,530,000	3,510,079
Total			57,952,047
Railroads 0.7%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	4,230,000	4,270,668
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	4,691,000	4,832,688
Total			9,103,356
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	2,253,000	2,254,943
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	3,084,000	2,869,323
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,496,013
Total			8,620,279
Retailers 2.0%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	1,037,474
02/15/2032	5.000%	1,087,000	1,013,434
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,399,000	1,396,169
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	1,008,000	1,066,428
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,233,017
01/15/2030	6.375%	885,000	900,741
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,425,000	1,427,483
02/15/2031	9.000%	924,000	983,818
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L Brands, Inc.
06/15/2029	7.500%	735,000	756,423
L Brands, Inc.(a)
10/01/2030	6.625%	3,925,000	4,005,990
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	2,139,000	2,038,388
08/01/2031	8.250%	670,000	707,176
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,537,813
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	4,135,000	4,001,642
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	5,442,000	4,691,155
Total			27,797,151
Technology 10.9%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	3,064,000	3,126,892
Block, Inc.(a)
05/15/2032	6.500%	4,333,000	4,422,044
Camelot Finance SA(a)
11/01/2026	4.500%	2,158,000	2,123,212
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	2,723,000	2,573,897
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	3,081,000	2,858,065
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	4,129,000	3,875,741
07/01/2029	4.875%	5,282,000	4,846,462
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	7,766,000	7,943,105
06/30/2032	8.250%	6,825,000	7,083,366
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	6,191,000	6,032,270
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,402,020
06/15/2030	5.950%	5,515,000	5,517,673
Gen Digital, Inc.(a)
04/01/2033	6.250%	2,286,000	2,288,339
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	6,129,000	6,406,486
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,259,274
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	3,864,616
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	4,881,000	4,943,712
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	1,506,000	1,419,825
05/30/2029	9.500%	6,520,000	6,721,107
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	2,915,000	2,734,026
Iron Mountain, Inc.(a)
01/15/2033	6.250%	1,457,000	1,465,230
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	8,059,000	7,821,878
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	4,509,000	4,921,078
NCR Corp.(a)
10/01/2028	5.000%	142,000	137,651
04/15/2029	5.125%	2,376,000	2,286,615
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	5,381,000	4,820,211
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	7,043,863
Seagate HDD
12/15/2029	8.250%	1,495,000	1,601,001
Sensata Technologies, Inc.(a)
07/15/2032	6.625%	2,452,000	2,493,295
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	4,155,000	4,109,257
08/15/2032	6.750%	1,558,000	1,586,646
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,925,000	1,969,206
Synaptics, Inc.(a)
06/15/2029	4.000%	2,990,000	2,770,181
UKG, Inc.(a)
02/01/2031	6.875%	5,248,000	5,387,570
WEX, Inc.(a),(d)
03/15/2033	6.500%	1,699,000	1,698,762
Zebra Technologies Corp.(a)
06/01/2032	6.500%	4,811,000	4,891,015
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,647,542
Total			149,093,133
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	1,757,000	1,790,062
02/15/2031	8.000%	1,978,000	2,012,250
Total			3,802,312
Wireless 1.6%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	1,428,170
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Altice France SA(a)
07/15/2029	5.125%	9,239,000	7,158,987
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,788,098
07/15/2031	4.750%	6,483,000	5,690,414
04/15/2032	7.750%	2,608,000	2,644,797
Total			21,710,466
Wirelines 1.7%
Fibercop SpA(a)
07/18/2036	7.200%	451,000	452,548
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	3,229,587
03/15/2031	8.625%	4,709,000	5,032,980
Iliad Holding SAS(a)
10/15/2028	7.000%	3,961,000	4,031,827
Iliad Holding SASU(a)
04/15/2031	8.500%	3,223,000	3,433,412
04/15/2032	7.000%	1,895,000	1,914,441
Optics Bidco SpA(a)
06/04/2038	7.721%	1,549,000	1,604,694
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	3,431,000	3,548,270
Total			23,247,759
Total Corporate Bonds & Notes (Cost $1,284,148,583)			1,271,065,012

Foreign Government Obligations(f) 0.9%

Canada 0.9%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	2,147,000	2,141,991
11/15/2028	8.500%	5,119,000	5,426,442
02/15/2030	9.000%	3,150,000	3,403,532
12/01/2031	7.000%	1,310,000	1,357,661
Total			12,329,626
Total Foreign Government Obligations (Cost $11,925,062)			12,329,626

Senior Loans 1.9%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.2%
Ineos US Finance LLC(g),(h),(i)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.574%	2,195,000	2,159,331

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.2%
8th Avenue Food & Provisions, Inc.(h),(i)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.188%	1,864	1,823
Arches Buyer, Inc.(g),(h),(i)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.674%	2,825,000	2,772,907
Total			2,774,730
Property & Casualty 0.1%
Truist Insurance Holdings LLC(h),(i)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.079%	1,305,197	1,323,470
Retailers 0.6%
Hanesbrands, Inc.(g),(h),(i)
Tranche B Term Loan
3-month Term SOFR + 2.750% 02/20/2032	7.067%	594,812	595,556
PetSmart LLC(h),(i)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.174%	7,224,591	7,185,867
Total			7,781,423
Technology 0.8%
Ascend Learning LLC(h),(i)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.174%	886,795	884,764
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.324%	4,013,946	3,979,466
DCert Buyer, Inc.(h),(i)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.324%	340,666	273,667
Ellucian Holdings, Inc.(h),(i)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.074%	3,140,000	3,196,928
UKG, Inc.(h),(i)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.300%	2,824,400	2,823,469
Total			11,158,294
Total Senior Loans (Cost $25,270,192)			25,197,248

Money Market Funds 3.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(j),(k)	53,568,432	53,563,075
Total Money Market Funds (Cost $53,564,266)		53,563,075
Total Investments in Securities (Cost: $1,386,150,048)		1,373,596,175
Other Assets & Liabilities, Net		(5,364,993)
Net Assets		1,368,231,182
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $1,193,011,162, which represents 87.19% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(d)	Represents a security purchased on a when-issued basis.
(e)	Perpetual security with no specified maturity date.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents a security purchased on a forward commitment basis.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia High Yield Bond Fund, February 28, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(h)
The stated interest rate represents the weighted average interest rate at February 28, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	30,689,732	296,873,113	(274,003,222)	3,452	53,563,075	1,524	1,452,915	53,568,432
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia High Yield Bond Fund  | 2025

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3QT160_05_R01_(04/25)